GS Mortgage-Backed Securities Trust 2023-PJ6 ABS-15G

Exhibit 99.2 - Schedule 7

Customer Loan ID	Loan Exception ID	Exception ID	Exception Category	Exception Sub Category	Exception Description	Exception Comments	Seller Response	Reviewer Response	Loan Attributes	Exception Status	Initial Exception Grade	Opus Max Initial Grade	Final Exception Grade	Opus Max Grade	Initial DBRS Exception Grade	Final DBRS Exception Grade	Initial Moodys Exception Grade	Final Moodys Exception Grade	Initial Fitch Exception Grade	Final Fitch Exception Grade	Initial Kroll Exception Grade	Final Kroll Exception Grade	Initial S&P Exception Grade	Final S&P Exception Grade	Subject to Predatory Lending	HUD Category
XXXX	XXXX	XXXX	Credit		Loan amount exceeds the guideline maximum	Lender guidelines allow a maximum loan amount of $1000000.00, per the loan approval and Note, the subject loan amount is $X,XXX.XX.		(2022-05-11) Subject loan was locked and approved prior to release of new matrix dated XX/XX/XXXX. No violation based on prior matrix. Condition cleared.	Primary borrower has XXXX years in field. ; Borrower has XXXX years self employed.; UW guides maximum DTI of XXXX%, loan qualified with DTI of XXXX%. ; FICO is higher than guidelines. FICO is: XXXX and the guideline is:XXXX.; UW Guides require XXXX months reserves, loan qualified with XXXX months reserves.	Cleared	3	3	1	1	C	A	C	A	C	A	C	A	C	A	Yes
XXXX	XXXX	XXXX	Compliance		RESPA: AfBA Disclosure from Broker is Missing or Incomplete	RESPA: AfBA Disclosure from Broker is Missing Change status of 'RESPA: AfBA Disclosure from Broker is Missing or Incomplete' from Active to Acknowledged by Client. The exception status is currently Acknowledged by Client. This breach finding is non-material and wil be rated a B grade.		(2022-05-10) This breach finding is non-material and wil be rated a B grade.	Primary borrower has XXXX years in field. ; Borrower has XXXX years self employed.; UW guides maximum DTI of XXXX%, loan qualified with DTI of XXXX%. ; FICO is higher than guidelines. FICO is: XXXX and the guideline is:XXXX.; UW Guides require XXXX months reserves, loan qualified with XXXX months reserves.	Acknowledged by Client	2	2	2	2	B	B	B	B	B	B	B	B	B	B	Yes
XXXX	XXXX	XXXX	Compliance		RESPA: AfBA Disclosure is Missing or Incomplete	RESPA: AfBA Disclosure is Missing Change status of 'RESPA: AfBA Disclosure is Missing or Incomplete' from Active to Acknowledged by Client. The exception status is currently Acknowledged by Client. This breach finding is non-material and wil be rated a B grade.		(2022-05-10) This breach finding is non-material and wil be rated a B grade.	Primary borrower has XXXX years in field. ; Borrower has XXXX years self employed.; UW guides maximum DTI of XXXX%, loan qualified with DTI of XXXX%. ; FICO is higher than guidelines. FICO is: XXXX and the guideline is:XXXX.; UW Guides require XXXX months reserves, loan qualified with XXXX months reserves.	Acknowledged by Client	2	2	2	2	B	B	B	B	B	B	B	B	B	B	Yes